Acquisitions and Dispositions of Businesses (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations and Discontinued Operations and Disposal Groups [Abstract]
Consideration transferred and preliminary value of intangible assets	The following table includes the preliminary fair values of consideration transferred, assets acquired, and liabilities assumed as a result of the Company’s acquisitions (in millions):

For the year ended December 31, 2019
Consideration transferred
Cash	$42
Deferred and contingent consideration	8
Aggregate consideration transferred	$50

Assets acquired
Cash and cash equivalents	$4
Receivables, net	—
Goodwill	34
Intangible assets, net	22
Fixed assets, net	1
Other assets	13
Total assets acquired	74
Liabilities assumed
Current liabilities	18
Other non-current liabilities	6
Total liabilities assumed	24
Net assets acquired	$50